The Variable Annuity Life Insurance Company
Portfolio Director®
For Series 1.80 to 12.80
Updating Summary Prospectus For Existing Investors
April 29, 2024
This updating summary prospectus provides updated information about Portfolio Director® group and individual fixed and variable deferred annuity contracts issued by The Variable Annuity Life Insurance Company.
The Contract is available to participants who receive certificates in certain employer-sponsored qualified retirement plans, as an individual retirement annuity (IRA) or as a non-qualified contract. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer’s plan. The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer’s retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.
The Contract may be used where you have engaged an Investment Adviser to provide investment advice regarding the periodic allocation of investments within the Contract. We call this an “Advisory Program.” For new investors, the Investment Adviser must be associated with our affiliate VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser. The Investment Adviser will charge a fee for such services, and any fee is in addition to the Contract’s fees and expenses. If you are a current contract owner, you may have engaged an investment adviser through a third-party, who is not affiliated with us. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.
Investment adviser fees deducted from the Contract may reduce the death benefit, living benefit and annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
This updating summary prospectus describes 8 different classes of the Contract. We call these classes “series” in the contract and in marketing materials. There are differences among the series with respect to surrender charges, other fees and charges, restrictions, and features. Each series is offered to certain group plans or through certain markets. Certain series are no longer available for new sales.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also obtain this information at no cost by calling us at 1-800-448-2542 or by writing to our Annuity Service Center (VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105).
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Account Value	The total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your annuity payments.

Advisory Program
The investment advice service provided by your Investment Adviser. Guided Portfolio AdvantageSM /
Guided Portfolio Services® are the financial advice services offered by our affiliate, VALIC Financial
Advisors, Inc., a registered investment adviser and Company subsidiary (VFA). A separate investment advisory fee and agreement are required for either of these services, if available under an employer’s retirement plan. Alternatively, you may have enrolled in an Advisory Program offered by a third-party investment adviser who is not affiliated with us. There may also be an advisory fee required by that adviser. You should ask your investment adviser about any fees charged for investment advice provided. For new investors, we no longer honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party Investment Advisers.

Contract	The group and individual fixed and variable deferred annuity contracts summarized in this summary prospectus and described in more detail in the prospectus.

Fixed Account Option	An account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC’s general account.

Fixed Account Plus	A type of Fixed Account Option under the Contract.

Fund or Mutual Fund	The investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Investment Adviser
The investment adviser that you have engaged to provide services as part of an Advisory Program. The investment adviser may have been engaged through a third party. For new investors, we only support
Advisory Programs that are offered through our affiliate, VALIC Financial Advisors (“VFA”), Inc., a registered investment adviser and our subsidiary. There are typically advisory fees associated with an
Advisory Program. Those fees are separate from the Contract’s fees and charges.

VALIC is not an investment adviser to any Advisory Program and does not provide any advice under an Advisory Program.

Living Benefit
An optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time or as long as you and your spouse live, even if your entire Account
Value has been reduced to zero. Living Benefits are no longer available for purchase.

Market Close	The close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, on each day the NYSE is open for business.

Multi-Year Enhanced Option	A type of Fixed Account Option, potentially subject to market value adjustments.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Platform Charge	A fee we charge in order to make certain underlying Funds available as an investment option under the Contract.

Purchase Payment	An amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

Short-Term Fixed Account	A type of Fixed Account Option under the Contract.

VALIC (we, us, our)	The Variable Annuity Life Insurance Company.

Variable Account Option (or Division)	Any variable investment option under the Contract. Each Variable Account Option invests in the shares of a single Fund.

Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
The Board of Trustees of the American Beacon Funds, on behalf of the American Beacon Bridgeway Large Cap Growth Fund, approved the termination of its investment advisory agreement with Bridgeway Capital Management, LLC and approved a new investment advisory agreement with Numeric Investors LLC. Effective May 1, 2024, the name of the American Beacon Bridgeway Large Cap Growth Fund is changed to American Beacon Man Large Cap Growth Fund and the new subadviser is Numeric Investors LLC.
At a meeting held on January 23-24, 2024, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company and J.P. Morgan Investment Management (“JPMIM”) with respect to the Core Bond Fund for which JPMIM will act as a subadviser, effective April 29, 2024. The Board also approved certain changes to the principal investment strategies and techniques.
At a meeting held on January 23-24, 2024, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company and BlackRock Investment Management, LLC (“BlackRock”) with respect to the Emerging Economies Fund. Effective April 29, 2024, BlackRock will replace J.P. Morgan Investment Management Inc. as subadviser. The Board also approved certain changes to the principal investment strategies and techniques.
At a meeting held on January 23-24, 2024, the Board of Directors (the “Board”) of VALIC Company I approved an Investment Sub-Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Goldman Sachs Asset Management, L.P. (“GSAM”) and an Investment Sub-Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (“Columbia”) with respect to the International Value Fund. Effective April 29, 2024, GSAM and Columbia will replace Allspring Global Investments, LLC as subadvisers. The Board also approved certain changes to principal investment strategies and techniques.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment. No surrender charges would apply to a series 2, 6, 11, or 12
Contract.
You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
Fee Tables Fees and Charges – Surrender Charge
Transaction Charges
In addition to surrender charges (if applicable), you may also be charged for other transactions.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•You may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another investment option under the Contract (or to another funding entity while you are still employed with the group) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•While you are enrolled in an Advisory Program, you will pay an Advisory
Program Fee to your Investment Adviser, and your Investment Adviser will direct VALIC to deduct such fee from your Account Value.
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract class)	0.20%	0.21%
	Investment Options[2] (Fund fees and expenses)	0.20%	1.27%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option, plus for the Maximum charge, an amount attributable to the annual variable account option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be platform expenses.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $409	Highest Annual Cost: $1,511
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract classes and Fund
fees and expenses
•No optional benefits
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract classes and Fund
fees and expenses
•No surrender charges or advisory
fees
•No additional Purchase Payments,
transfers, or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals under a series 1, 5, 7, or 9
Contract. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from a Multi-Year Enhanced Option (a type of Fixed
Account Option).
•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including each Fixed Account Option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting
www.corebridgefinancial.com/rs.

	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, Variable Account Options investing in a Public
Fund will not be available to you.
•You may transfer funds between the investment options, subject to certain restrictions.
•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among investment options in the Contract. During such period, transfer instructions may only be provided by the Investment
Adviser. If you terminate the Advisory Program, you may make transfers among the investment options subject to certain restrictions.
•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.
•Transfers to and from the Fixed Account Options are subject to special restrictions.
•Early withdrawals and transfers from a Multi-Year Enhanced Option may be subject to negative adjustments.
•We reserve the right to remove or substitute Funds as investment options.
Fixed and Variable Account Options Transfers Between Investment Options
Optional Benefits
•If you are participating in an Advisory Program and your Investment
Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a
10% federal penalty tax.
Advisory Program Federal Tax Matters
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, there is no additional tax benefit under the Contract.
•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Federal Tax Matters

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial professional may receive compensation for selling this
Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this
Contract with your financial professional’s firm, which may be an affiliate.
This conflict of interest may influence your financial professional to recommend this Contract over another investment for which the financial professional is not compensated or compensated less.
You may determine to engage an Investment Adviser to provide investment advice to you for the Contract. Your Investment Adviser will charge an
Advisory Program Fee. We do not set your investment advisory fee. While
VALIC will deduct the Advisory Program Fee from your Account Value based on instructions from your Investment Adviser, we do not retain any portion of these fees. VALIC, as the parent company of VFA will indirectly benefit from
VFA’s receipt of Advisory Program Fees.
In addition, Investment Advisers and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.
One or more of these conflicts of interest may influence your financial professional to recommend this Contract over another investment.
General Information – Distribution of the Contracts Advisory Program
Exchanges
Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

Appendix A — Funds Available Under the Contract

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.
The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	31.01%	15.58%	14.60%*
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.68%	None	0.68%	44.81%	12.46%	11.81%
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	41.16%	16.74%	12.26%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.68%	None	0.68%	12.56%	9.97%	8.15%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	46.94%	16.27%	12.40%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	23.93%	16.70%	12.73%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.44%	None	0.44%	54.49%	22.00%	17.26%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	25.80%	15.32%	11.67%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	24.03%	15.42%	11.47%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.49%	None	0.49%	11.19%	10.31%	7.52%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	21.70%	14.36%	11.20%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.34%	0.25%	0.59%	20.98%	14.87%	10.05%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.13%	None	1.13%	10.62%	10.28%	6.32%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	22.41%	15.16%	10.39%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.82%	None	0.82%	16.98%	13.01%	7.97%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	15.94%	12.21%	8.92%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	0.99%	None	0.99%	15.81%	10.95%	7.54%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	14.28%	10.05%	8.78%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	16.35%	9.57%	6.88%
	Small Cap Special Values Fund[2] Adviser: VALIC Sub-Adviser: Allspring Global Investments, LLC	0.89%	None	0.89%	19.14%	11.68%	8.30%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.81%	None	0.81%	12.79%	9.98%	6.23%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.71%	None	0.71%	15.60%	3.53%	2.38%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	18.35%	8.68%	6.96%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.96%	None	0.96%	12.11%	3.30%	1.89%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: SunAmerica	0.43%	None	0.43%	17.25%	7.70%	3.95%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.88%	None	0.88%	17.66%	9.54%	5.62%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.00%	None	1.00%	14.28%	6.22%	4.75%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.79%	None	0.79%	14.38%	5.91%	1.64%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.88%	None	0.88%	10.01%	3.15%	3.66%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.15%	None	1.15%	-3.13%	7.08%	0.24%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management	0.93%	None	0.93%	55.79%	18.42%	15.69%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	17.04%	9.69%	6.61%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.69%	None	0.69%	18.34%	8.27%	5.61%
	Conservative Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	11.24%	5.86%	4.15%
	Dynamic Allocation Fund[2,5] Adviser: VALIC Sub-Advisers: AllianceBernstein L.P. and SunAmerica	0.81%	None	0.81%	13.32%	6.93%	5.02%
	Moderate Growth Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	14.09%	8.46%	5.91%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.75%	None	0.75%	12.71%	6.74%	5.28%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	13.17%	7.38%	5.78%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.79%	None	0.79%	14.33%	8.17%	6.33%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.82%	None	0.82%	16.02%	8.98%	6.85%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.83%	9.77%	7.31%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	19.27%	10.41%	7.69%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	20.17%	10.90%	7.94%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	20.49%	10.98%	7.98%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	20.48%	10.93%	7.95%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	20.44%	10.93%	7.72%*
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.12%	0.25%	0.37%	12.48%	5.52%	4.77%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.14%	0.25%	0.39%	18.55%	9.83%	7.36%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.13%	0.25%	0.38%	15.49%	7.68%	6.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.26%	0.25%	0.51%	14.33%	9.58%	7.88%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2023)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.50%	None	0.50%	6.51%	1.70%	1.96%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	5.05%	1.82%	1.19%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	4.21%	0.53%	1.27%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	13.14%	5.28%	4.22%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.55%	None	0.55%	4.09%	3.05%	2.13%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.76%	None	0.76%	5.98%	0.04%	0.65%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	9.27%	1.96%	3.75%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	3.31%	-1.32%	2.21%
* Average Annual Total Returns is since inception of the Fund.
1 The following adviser/sub-adviser abbreviations are used in this table:
•
Allspring – Allspring Global Investments, LLC
•
Ariel – Ariel Investments, LLC
•
BlackRock – BlackRock Investment Management, LLC
•
Goldman Sachs – Goldman Sachs Asset Management, L.P.
•
JPMIM – J.P. Morgan Investment Management Inc.
•
MFS – Massachusetts Financial Services Company
•
MSIM – Morgan Stanley Investment Management Inc.
•
PineBridge – PineBridge Investments LLC
•
SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
•
T. Rowe Price – T. Rowe Price Associates, Inc.
•
VALIC – The Variable Annuity Life Insurance Company
•
Vanguard – The Vanguard Group, Inc.
•
Voya – Voya Investment Management Co. LLC
•
Wellington Management – Wellington Management Company LLP
2 A VALIC Company I Fund.
3 A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract.
4 The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard.

5 This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
6 A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 0.45%.
* * *
This summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Contract, both dated April 29, 2024, as may be amended or supplemented from time to time. The SAI may be obtained free of charge in the same manner as the prospectus.
EDGAR Contract Identifier: C000241027
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